Leases (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) m²	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Leases [Abstract]
Operating lease expenses		$ 2,670,000	$ 2,527,000
Lease terms	3 years
Square meters (in Square Meters) | m²	5,500
Lease period	2 years
Extended lease	1 year
Rent payment	$ 132,000
Monthly rent payment	1,000
Lease payments	$ 31,000